Organization and Principal Activities (Tables)	12 Months Ended
Feb. 28, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Details of Major Subsidiaries and VIEs

As of February 28, 2022, details of the Company’s major subsidiaries and the VIEs are as follows:

Name	Later of date of incorporation or acquisition	Place of incorporation (or establishment)	Equity interest attributed to the Group as of February 28, 2022	Principal activities
Subsidiaries:
Four Seasons Education (Hong Kong) Limited ("Four Seasons Hong Kong")	June 24, 2014	Hong Kong	100%	Investment holding
Shanghai Fuxi Information Technology Service Co., Ltd. ("Shanghai Fuxi")	December 29, 2014	Shanghai	100%	Consulting service
Variable interest entity:
Shanghai Four Seasons Education and Training Co., Ltd. ("Shanghai Four Seasons")	March 12, 2014	Shanghai	100%	Education service
Shanghai Four Seasons Education Investment Management Co., Ltd. ("Four Seasons Investment") (1)	March 13, 2007	Shanghai	100%	Investment holding
VIE's subsidiaries:
Four Seasons Class Training Co., Ltd. ("Four Seasons Class")	September 1, 2016	Shanghai	100%	Education service
Shanghai Tongfang Technology Further Education School ("Tongfang School")	May 16, 2013	Shanghai	100%	Education service
On March 1, 2020, Shanghai Fuxi terminated the contractual arrangements with Four Seasons Investment and its shareholders, including the exclusive service agreement, exclusive call option agreement, equity pledge agreement and shareholder voting rights proxy agreement. At the same time, the ownership of the learning center previously held by Four Seasons Investment namely Shanghai Tongfang Technology Further Education School ("Tongfang School") was transferred to the other VIE of the Company, namely Shanghai Four Seasons. Other than Tongfang School, the assets and liabilities held by Four Seasons Investment were immaterial. On November 1, 2021, Shanghai Fuxi entered into a series of contractual arrangements with Four Seasons Investment and its shareholders through which the Company once again became the primary beneficiary of Four Seasons Investment.